Employee Benefits and Share Option Plans - Additional information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interest	2.70%
IPO price per ordinary share	$ 19.00
Total share-based compensation expense recognized	$ 0.7	$ 1.2	$ 2.5
Remaining liability under severance agreement	15.0
Forfeited contributions utilized	0.1	0.2	0.2
Recorded expenses related to 401k plan and SERP	2.8	2.6	2.7
Discount rate used in the net periodic benefit cost calculation	4.70%	5.50%	6.00%
Amortization period of losses	18 years 10 months 10 days
401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage of employee eligible compensation that may be contributed towards 401(k)	100.00%
Matching contributions vesting period	5 years
401(k) Plan | The first 3%
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent	100.00%
Defined contribution plan, percentage of employee contribution	3.00%
401(k) Plan | The next 4%-10%
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent	50.00%
401(k) Plan | The next 4%-10% | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution	4.00%
401(k) Plan | The next 4%-10% | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution	10.00%
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Participants' deferred compensation accounts under the SERP Plan	0.4	0.7
Shipboard Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities	0.7	1.0
Projected benefit obligation included in other long term liabilities	15.5	12.3
TBUs
Defined Benefit Plan Disclosure [Line Items]
Vesting period	5 years
Aggregate fair value for profits interests	8.6
Unrecognized share based compensation expense	0.6
PBUs
Defined Benefit Plan Disclosure [Line Items]
Aggregate fair value for profits interests	$ 13.8